Net income/(expense) from financial instruments measured at fair value through profit and loss - Net income/(expense) arising from financial instruments measured at fair value through profit or loss (Details) - USD ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis	[1]	$ 21,116	$ 16,661	$ 10,278
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		5,901	7,887	(13,831)
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		(309)	(199)	561
Net trading activities
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		23,186	20,391	2,372
Other instruments managed on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis		(2,070)	(3,730)	7,906
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss		$ 6,210	$ 8,086	$ (14,392)

[1]	Includes a $255m gain (2023: $315m loss) on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada and a $114m mark-to-market gain (2023:nil) on interest rate hedging of the portfolio of retained loans post sale of our retail banking business in France.